Cover Page	12 Months Ended
Dec. 31, 2025 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36906
Entity Registrant Name	BRIGHTSTAR LOTTERY PLC
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	2 and 3 Eldon Street
Entity Address, Address Line Two	Fifth Floor
Entity Address, City or Town	London,
Entity Address, Postal Zip Code	EC2M 7LS
Entity Address, Country	GB
Title of 12(b) Security	Ordinary Shares, nominal value $0.10
Trading Symbol	BRSL
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	186,851,561
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001619762
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	10 Memorial Boulevard
Entity Address, City or Town	Providence
Entity Address, Postal Zip Code	02903
Contact Personnel Name	Christopher Spears
City Area Code	401
Local Phone Number	392-1000
Contact Personnel Fax Number	(401) 392-4812
Contact Personnel Email Address	Christopher.Spears@BrightstarLottery.com
Entity Address, State or Province	RI